ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
ACCRUED EXPENSES

NOTE 5 – ACCRUED EXPENSES

Accrued expenses consist of the following (in thousands):

	September 30, 2021	December 31, 2020
Accrued compensation and benefits	$1,326	$1,326
Accrued research and development	233	233
Accrued other	427	381
Total accrued expenses	$1,986	$1,940

NOTE 6 – ACCRUED EXPENSES

Accrued expenses consist of the following (in thousands):

	December 31,
	2020	2019
Accrued compensation and benefits	$1,326	$1,326
Accrued research and development	233	233
Accrued other	381	307
Total accrued expenses	$1,940	$1,866